Promissory Notes (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Promissory notes, beginning balance		$ 1,388,045	$ 90,000
Promissory notes, proceeds received		1,513,700	807,427
Promissory note, assigned			1,000,000
Promissory notes, interest accrued		103,911	143,145
Promissory notes, payments		0	0
Promissory notes, converted	(180,000)	(343,000)	(652,527)
Promissory notes, assignment of convertible note		(1,492,200)
Promissory notes, ending balance		$ 1,170,456	$ 1,388,045